Supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information
Total additions to property, plant and equipment (Note 16 (b))	R$ 291,990	R$ 100,728
Total additions to contract assets (Note 13)	16,684,564	6,675,914	6,026,053
Total additions to intangible assets (Note 14 (b))	3,207	2,862,651	258,473
Items not affecting cash (see breakdown below)	(3,239,369)	(1,608,619)	(2,293,201)
Total additions to intangible assets and contract assets according to statement of cash flows	13,740,392	8,030,674	3,991,325
Investment and financing operations affecting intangible assets but not cash:
Interest capitalized in the period (Note 13 (a))	820,213	564,302	638,208
Contractors payable	2,418,615	748,088	419,457
Performance agreements		72,205	1,001,528
Right of use	541	84,048	108,405
Construction margin (Note 13)		139,976	125,603
Total	R$ 3,239,369	R$ 1,608,619	R$ 2,293,201